Market Risk - Portfolio Market Risk Measures (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Market Risk [line items]
Total VaR (one-day measure)	$ 69.0	$ 23.1
Stressed Value-at-Risk (one-day)	74.0	63.9
Incremental Risk Capital Charge (one-year)	176.4	338.3
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	15.3	11.9
Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	35.6	9.0
Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.6	9.2
Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.8	1.8
Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	12.1	4.7
Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	60.0	19.4
Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(69.4)	(32.9)
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	45.2	29.9
Stressed Value-at-Risk (one-day)	77.5	39.5
Incremental Risk Capital Charge (one-year)	260.3	349.5
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	21.2	15.7
Average risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	23.0	14.7
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	12.8	9.5
Average risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.4	1.9
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.8	4.7
Average risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	36.8	26.2
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(56.8)	(42.8)
High risk [member]
Market Risk [line items]
Total VaR (one-day measure)	76.0	44.7
Stressed Value-at-Risk (one-day)	100.0	63.9
Incremental Risk Capital Charge (one-year)	418.8	424.3
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	41.1	33.5
High risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	41.0	37.2
High risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	24.3	14.1
High risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.5	5.3
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	13.4	9.4
High risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	60.9	41.9
Low risk [member]
Market Risk [line items]
Total VaR (one-day measure)	21.8	20.6
Stressed Value-at-Risk (one-day)	55.7	28.5
Incremental Risk Capital Charge (one-year)	149.4	265.1
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.8	6.8
Low risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.0	5.4
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.8	6.0
Low risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.6	0.4
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.9	1.9
Low risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	$ 17.8	$ 16.5